Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Line Items]
Summary of net deferred tax assets
The

Company’s net deferred tax assets at December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset (liability)
Net operating loss carryforward	$39,939	$531
Startup/Organization Expenses	202,776	—
Business combination expenses	2,494,698	—

Total deferred tax assets, net	2,737,413	531
Valuation Allowance	(2,737,413)	(531)

Deferred tax liability, net of valuation allowance	$—	$—

Schedule of income tax provision
The

income tax provision for the year ended December 31, 2021 and for the period from July 2, 2020 (inception) through December 31, 2020 consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(2,736,882)	(531)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	2,736,882	531

Income tax provision	$—	$—

Summary of the reconciliation of effective tax rate to the statutory federal income tax rate
A
reconciliation of the federal income tax rate to the Company’s effective tax rate at December
31
,
2021
and
2020
is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(0.98)%	0.0%
Transaction costs allocated to warrants	(0.07)%	0.0%
Fair value of private warrant liability in excess of proceeds	(1.78)%	0.0%
Change in valuation allowance	(18.17)%	(21.0)%

Income tax provision	0.0%	0.0%

Summary of significant components of deferred tax assets and liabilities
The

Company’s net deferred tax assets at December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset (liability)
Net operating loss carryforward	$39,939	$531
Startup/Organization Expenses	202,776	—
Business combination expenses	2,494,698	—

Total deferred tax assets, net	2,737,413	531
Valuation Allowance	(2,737,413)	(531)

Deferred tax liability, net of valuation allowance	$—	$—

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Income Tax [Line Items]
Summary of net deferred tax assets	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, and 2021 were as

	Years Ended December 31,
	2020	2021
Deferred tax assets:

Federal net operating loss carryforwards	$26,464	$48,956
State net operating loss carryforwards	6,542	12,477
Tax credits	4,059	8,736
Stock based compensation	89	233
Capitalized research and development expenses	4,398	3,649
Accruals and other	763	1,482

Total deferred tax assets	42,315	75,533
Valuation allowance	(39,965)	(74,340)

Total deferred tax assets	$2,350	$1,193

Deferred tax liabilities:
Depreciation and amortization	$(2,350)	$(1,193)

Total deferred tax liabilities	$(2,350)	$(1,193)

Total net deferred tax assets (liability)	$—	$—

Summary of the reconciliation of effective tax rate to the statutory federal income tax rate
A

reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows for the years ended
December 31, 2020
, and
2021
:

	Years Ended December 31,
	2020	2021

Federal income tax (benefit)/expense at statutory rate	21.0%	21.0%
State income tax benefit	5.4%	6.9%
Permanent items	-0.2%	-0.5%
Change in Valuation Allowance	-29.3%	-30.6%
Federal R&D Tax Credits	3.1%	3.0%
Other	0.0%	0.2%

Effective income tax rate	0.0%	0.0%

Summary of significant components of deferred tax assets and liabilities	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, and 2021 were as

	Years Ended December 31,
	2020	2021
Deferred tax assets:

Federal net operating loss carryforwards	$26,464	$48,956
State net operating loss carryforwards	6,542	12,477
Tax credits	4,059	8,736
Stock based compensation	89	233
Capitalized research and development expenses	4,398	3,649
Accruals and other	763	1,482

Total deferred tax assets	42,315	75,533
Valuation allowance	(39,965)	(74,340)

Total deferred tax assets	$2,350	$1,193

Deferred tax liabilities:
Depreciation and amortization	$(2,350)	$(1,193)

Total deferred tax liabilities	$(2,350)	$(1,193)

Total net deferred tax assets (liability)	$—	$—